Feb. 26, 2016

PIMCO Funds

Supplement Dated February 26, 2016 to the
Short Duration Strategy Funds Prospectus, dated July 31, 2015, as supplemented from time to time

Disclosure Related to the PIMCO Government Money Market Fund (the "Fund")

IMPORTANT NOTICE REGARDING CHANGES IN THE FUND'S
NON-FUNDAMENTAL INVESTMENT POLICY AND DIVIDEND
ACCRUAL TIMING

Effective March 11, 2016, the Fund may enter into reverse repurchase agreements and sell buy back transactions to satisfy redemption requests or for other temporary or emergency purposes. Accordingly, the following sentence is added to the end of the "Principal Investment Strategies" section of the Fund's Fund Summary:

The Fund may enter into reverse repurchase agreements and sell buy back transactions to satisfy redemption requests or for other temporary or emergency purposes.

In addition, effective March 11, 2016, the following paragraph is added immediately following the sixth paragraph of the "Principal Risks" section of the Fund's Fund Summary:

Reverse Repurchase Agreements and Other Borrowings Risk: the risk that reverse repurchase agreements or other borrowings may increase the Fund's overall investment exposure and that the related transaction costs may detract from Fund performance